Pensions and Other Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Retirement Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	$ 21,829	$ 17,424
Service cost	906	722	638
Interest cost	908	878	853
Plan participant contributions	54	35
Amendments	35	12
Actuarial (gains) losses	(1,432)	2,662
Divestitures & acquisitions	8	629
Curtailments, settlements & restructuring	(15)	(6)
Benefits paid from plan	(751)	(697)
Effect of exchange rates	(54)	170
Projected benefit obligation - end of year	21,488	21,829	17,424
Other Benefit Plans [Member]
Change in Benefit Obligation
Projected benefit obligation - beginning of year	4,159	3,790
Service cost	196	175	149
Interest cost	151	165	188
Plan participant contributions	0	0
Amendments	7	0
Actuarial (gains) losses	296	459
Divestitures & acquisitions	0	0
Curtailments, settlements & restructuring	(11)	0
Benefits paid from plan	(373)	(432)
Effect of exchange rates	(18)	2
Projected benefit obligation - end of year	$ 4,407	$ 4,159	$ 3,790